Income Taxes - Contingencies (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Uncertain tax positions
Disclosure of contingent liabilities [line items]
Provision for uncertain tax positions	$ 0	$ 4